SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2020
Office equipment and furniture and fittings [Member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and equipment [Member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and equipment [Member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Motor vehicles [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Ships [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Ships [member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	25 years
Ships [member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	30 years
Drydocking [Member] | Bottom of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years 6 months
Drydocking [Member] | Top of range [member]
Statement1 [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years